CHAPMAN AND CUTLER LLP                                    111 WEST MONROE STREET
                                                         CHICAGO, ILLINOIS 60603


                                 April 8, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

      Re:   First Trust Exchange-Traded AlphaDEX(R) Fund (the "Registrant")
                                  File No. 333-140895
            ---------------------------------------------------------------

Ladies and Gentlemen:

      On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Large Cap Core AlphaDEX(R) Fund, First Trust Mid Cap Core AlphaDEX(R) Fund, First Trust Small Cap Core AlphaDEX(R) Fund, First Trust Large Cap Value AlphaDEX(R) Fund, First Trust Large Cap Growth AlphaDEX(R) Fund, First Trust Multi Cap Value AlphaDEX(R) Fund, First Trust Multi Cap Growth AlphaDEX(R) Fund, First Trust Mid Cap Value AlphaDEX(R) Fund, First Trust Mid Cap Growth AlphaDEX(R) Fund, First Trust Small Cap Value AlphaDEX(R) Fund, First Trust Small Cap Growth AlphaDEX(R) Fund and First Trust Mega Cap AlphaDEX(R) Fund, each a series of the Registrant. Post-Effective Amendment No. 32, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on April 8, 2016.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                                 Very truly yours,

                                                 CHAPMAN AND CUTLER LLP

                                                 By: /s/ Morrison C. Warren
                                                     ---------------------------
                                                         Morrison C. Warren

Enclosures